UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-852

FPA Paramount Fund, Inc.
(Exact name of registrant as specified in charter)

11400 West Olympic Boulevard, Suite 1200, Los Angeles, California		90064
(Address of principal executive offices)		(Zip code)

J. Richard Atwood, Treasurer, FPA Paramount Fund, Inc., 11400 West Olympic Boulevard, Suite 1200, Los Angeles, California 90064
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2011

ITEM 1. Schedule of Investments.

FPA Paramount Fund, Inc.

Portfolio of Investments

June 30, 2011 (unaudited)

	Shares or
	Principal
COMMON STOCKS	Amount	Value

PRODUCER DURABLE GOODS — 23.4%
Actuant Corporation (Class A)	219,200	$5,881,136
Franklin Electric Co., Inc.	144,800	6,798,360
Graco Inc.	191,600	9,706,456
HNI Corporation	343,600	8,631,232
IDEX Corporation	173,750	7,966,438
WABCO Holdings Inc.*	255,300	17,631,018
Zebra Technologies Corporation (Class A)*	249,000	10,500,330
		$67,114,970
BUSINESS SERVICES & SUPPLIES — 18.9%
Aggreko plc	78,800	$2,439,380
Brady Corporation (Class A)	233,800	7,495,628
CLARCOR, Inc.	159,400	7,536,432
Copart, Inc.*	228,900	10,666,740
Landauer, Inc.	3,800	234,042
Manpower Inc.	139,400	7,478,810
ScanSource, Inc.*	425,500	15,947,740
Spirax-Sarco Engineering plc	70,000	2,247,840
		$54,046,612
RETAILING — 16.3%
CarMax, Inc.*	494,000	$16,336,580
O’Reilly Automotive, Inc.*	229,200	15,014,892
Signet Jewelers Limited*	324,900	15,208,569
		$46,560,041
HEALTH CARE — 14.8%
Bio-Rad Laboratories, Inc. (Class A)*	84,200	$10,050,112
Life Technologies Corporation*	275,800	14,360,906
Lincare Holdings Inc.	380,800	11,146,016
Varian Medical Systems, Inc.*	25,800	1,806,516
VCA Antech, Inc.*	240,800	5,104,960
		$42,468,510
ENERGY — 8.1%
FMC Technologies, Inc.*	228,800	$10,247,952
Helix Energy Solutions Group, Inc.*	120,800	2,000,448
Noble Corporation	278,300	10,967,803
		$23,216,203
TECHNOLOGY — 5.7%
Dolby Laboratories, Inc. (Class A)*	42,600	$1,808,796
Maxim Integrated Products, Inc.	213,300	5,451,948
Microchip Technology Incorporated	240,900	9,132,519
		$16,393,263
TRANSPORTATION — 5.7%
Heartland Express, Inc.	521,700	$8,639,352
Knight Transportation, Inc.	455,700	7,742,343
		$16,381,695
ENTERTAINMENT — 0.8%
Carnival Corporation (Class A)*	60,700	$2,284,141

TOTAL COMMON STOCKS — 93.7% (Cost $228,011,188)		$268,465,435

SHORT-TERM INVESTMENTS
State Street Bank Repurchase Agreement — 0.01% 7/1/11 (Collateralized by U.S. Treasury Bond - 4.5% 2039)	$6,594,000	$6,594,000
Chevron Corporation — 0.03% 7/5/11	11,000,000	10,999,963
TOTAL SHORT-TERM INVESTMENTS — 6.1% (Cost $17,593,963)		$17,593,963

TOTAL INVESTMENTS — 99.8% (Cost $245,605,151) — Note 2		$286,059,398
Other assets and liabilities, net — 0.2%		522,485
TOTAL NET ASSETS — 100.0%		$286,581,883

*Non-income producing security

NOTE 1 — Disclosure of Fair Value Measurements

The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price.  Prices for each security are taken from the principal exchange or market in which the security trades.  Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter market more accurately reflects the securities’ value in the judgment of the Fund’s officers, are valued at the most recent bid price.  Short-term corporate notes with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith, or under the direction of, the Fund’s Board of Directors.  Various inputs may be reviewed in order to make a good faith determination of a security’s value.  These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.  Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

The Fund classifies its assets based on three valuation methodologies. Level 1 investment securities are valued based on quoted market prices in active markets for identical assets. Level 2 investment securities are valued based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs. Level 3 investment securities are valued using significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the Fund’s investments as of June 30, 2011:

Investments	Level 1	Level 2	Level 3	Total

Common Stocks	$268,465,435	—	—	$268,465,435
Short-Term Investments	—	$17,593,963	—	17,593,963
Total Investments	$268,465,435	$17,593,963	—	$286,059,398

NOTE 2 — Federal Income Tax

The aggregate cost of investment securities was $228,028,804 for Federal income tax purposes. Net unrealized appreciation for Federal income tax consists of:

Gross unrealized appreciation:	$56,671,279
Gross unrealized depreciation:	(16,234,648)
Net unrealized appreciation:	$40,436,631

ITEM 2. CONTROLS AND PROCEDURES.

(a)                                  The principal executive officer and principal financial officer of the registrant have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

(a)                                  Separate certification for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940. Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange  Act of  1934  and  the  Investment  Company  Act  of  1940,  the registrant has duly caused this report to be signed  on  its behalf by the undersigned, thereunto duly authorized.

FPA PARAMOUNT FUND, INC.

By:	/s/ ERIC S. ENDE
Eric S. Ende, President
(Principal Executive Officer)

Date: August 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant  and  in the capacities  and  on  the  dates indicated.

FPA PARAMOUNT FUND, INC.

By:	/s/ ERIC S. ENDE
Eric S. Ende, President
(Principal Executive Officer)

Date: August 29, 2011

By:	/s/ J. RICHARD ATWOOD
J. Richard Atwood, Treasurer
(Principal Financial Officer)

Date: August 29, 2011